Stockholders' Equity (Reclassifications Out of Accumulated Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		¥ (5,072,596)	¥ (4,753,174)	¥ (5,150,750)
Interest		12,185	11,090	12,467
Income before income taxes		1,192,370	799,450	1,011,648
Tax expense or (benefit)		(995)	(177,190)	(45,098)
Net income attributable to Sony Group Corporation's stockholders		1,171,776	582,191	916,271
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Sony Group Corporation's stockholders		5,771	92,546	6,929
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue		130	82	235
Income before income taxes		(5,097)	106	(1,093)
Tax expense or (benefit)		(34)	(26)	(74)
Net income attributable to Sony Group Corporation's stockholders		96	56	161
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales				(1,093)
Net sales		(5,382)	106
Interest		285
Tax expense or (benefit)		1,039	(32)
Net income attributable to Sony Group Corporation's stockholders		(4,058)	74	(1,093)
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	[1]	13,181	92,514	9,891
Tax expense or (benefit)		(2,574)	(24)	(403)
Net income attributable to Sony Group Corporation's stockholders		10,607	92,490	9,488
Amount reclassified from accumulated other comprehensive income (loss) | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments		(835)	(74)	(1,627)
Net income attributable to Sony Group Corporation's stockholders		(835)	¥ (74)	¥ (1,627)
Amount reclassified from accumulated other comprehensive income (loss) | Debt Valuation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Debt valuation adjustments		(39)
Net income attributable to Sony Group Corporation's stockholders		¥ (39)

[1]	The amortization of pension and postretirement benefit components is included in the computation of net periodic pension cost. Refer to Note 15.